Financial Instruments - Schedule of Valuation Simulation Inputs (Details)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Expected term [Member]
Schedule of Valuation Simulation Inputs [Line Items]
Warrants and rights outstanding, measurement input		3	3
Debt instrument, measurement input		3	3
Expected term, measurement input	Until September 25, 2026
Expected volatility [Member]
Schedule of Valuation Simulation Inputs [Line Items]
Warrants and rights outstanding, measurement input	0.7221	0.5356	0.5944
Debt instrument, measurement input		53.56	59.44
Risk-free interest [Member]
Schedule of Valuation Simulation Inputs [Line Items]
Warrants and rights outstanding, measurement input		0.0363	0.0442
Debt instrument, measurement input		3.63	4.42
Expected dividend yield [Member]
Schedule of Valuation Simulation Inputs [Line Items]
Warrants and rights outstanding, measurement input			0
Debt instrument, measurement input		0	0
Share price [Member]
Schedule of Valuation Simulation Inputs [Line Items]
Warrants and rights outstanding, measurement input	0.39